Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000026478 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026478 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000026478 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026478 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026478 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026478 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026478 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026478 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026478 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026478 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026478 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026478 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026480 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026480 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000026480 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026480 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026480 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026480 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026480 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026480 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026480 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026480 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026480 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026480 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030992 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030992 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030992 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030992 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030992 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030992 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030992 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030992 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030992 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030992 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030992 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000030992 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026479 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026479 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000026479 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026479 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026479 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026479 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026479 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026479 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026479 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026479 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026479 | AssetAffiliated InvestmentsFR_72203G207
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026479 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110708 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000110708 | AssetU.S. Treasury ObligationsFR_912810SX7
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110708 | AssetU.S. Government AgenciesFR_01F040628
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000110708 | AssetCorporate Bonds & NotesFR_404280BT5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110708 | AssetAsset-Backed SecuritiesFR_61750SAA0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110708 | AssetNon-Agency Mortgage-Backed SecuritiesFR_61764BAA1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110708 | AssetSovereign IssuesFR_147918AC0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110708 | AssetShort-Term InstrumentsFR_795991009_3.930
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000110708 | AssetAffiliated InvestmentsFR_72201F490
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000110708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000026493 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(72.00%)
C000026493 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026493 | AssetU.S. Treasury ObligationsFR_91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000026493 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000026493 | AssetAsset-Backed SecuritiesFR_ACI2YQ816
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026493 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026493 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026493 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026493 | AssetSale-Buyback Financing TransactionsFR_8W1X26AAJBC2627
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
C000026493 | AssetShort-Term InstrumentsFR_912797TH0_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000026493 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000030986 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(72.00%)
C000030986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030986 | AssetU.S. Treasury ObligationsFR_91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000030986 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000030986 | AssetAsset-Backed SecuritiesFR_ACI2YQ816
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030986 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030986 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030986 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030986 | AssetSale-Buyback Financing TransactionsFR_8W1X26AAJBC2627
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000030986 | AssetShort-Term InstrumentsFR_912797TH0_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000030986 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(72.00%)
C000030994 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030994 | AssetU.S. Treasury ObligationsFR_91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000030994 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000030994 | AssetAsset-Backed SecuritiesFR_ACI2YQ816
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030994 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030994 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030994 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030994 | AssetSale-Buyback Financing TransactionsFR_8W1X26AAJBC2627
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3]
C000030994 | AssetShort-Term InstrumentsFR_912797TH0_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000030994 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000148731 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(72.00%)
C000148731 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148731 | AssetU.S. Treasury ObligationsFR_91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000148731 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000148731 | AssetAsset-Backed SecuritiesFR_ACI2YQ816
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148731 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148731 | AssetNon-Agency Mortgage-Backed SecuritiesFR_38384LA58
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000148731 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148731 | AssetSale-Buyback Financing TransactionsFR_8W1X26AAJBC2627
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000148731 | AssetShort-Term InstrumentsFR_912797TH0_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000148731 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000098623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(51.70%)
C000098623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098623 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000098623 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000098623 | AssetU.S. Government AgenciesFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000098623 | AssetCorporate Bonds & NotesFR_ACI2JQ0Q6
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000098623 | AssetAsset-Backed SecuritiesFR_668468AL5
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098623 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098623 | AssetNon-Agency Mortgage-Backed SecuritiesFR_07384M2C5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098623 | AssetLoan Participations and AssignmentsFR_75915TAK8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098623 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098623 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000098623 | AssetShort-Term InstrumentsFR_958ZIAII6_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000098625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(51.70%)
C000098625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098625 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000098625 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000098625 | AssetU.S. Government AgenciesFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000098625 | AssetCorporate Bonds & NotesFR_ACI2JQ0Q6
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000098625 | AssetAsset-Backed SecuritiesFR_668468AL5
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098625 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098625 | AssetNon-Agency Mortgage-Backed SecuritiesFR_07384M2C5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098625 | AssetLoan Participations and AssignmentsFR_75915TAK8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098625 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098625 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000098625 | AssetShort-Term InstrumentsFR_958ZIAII6_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000098624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(51.70%)
C000098624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000098624 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000098624 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000098624 | AssetU.S. Government AgenciesFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000098624 | AssetCorporate Bonds & NotesFR_ACI2JQ0Q6
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000098624 | AssetAsset-Backed SecuritiesFR_668468AL5
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000098624 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000098624 | AssetNon-Agency Mortgage-Backed SecuritiesFR_07384M2C5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000098624 | AssetLoan Participations and AssignmentsFR_75915TAK8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098624 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000098624 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000098624 | AssetShort-Term InstrumentsFR_958ZIAII6_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000139587 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(51.70%)
C000139587 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139587 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000139587 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000139587 | AssetU.S. Government AgenciesFR_01F050627
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000139587 | AssetCorporate Bonds & NotesFR_ACI2JQ0Q6
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000139587 | AssetAsset-Backed SecuritiesFR_668468AL5
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000139587 | AssetU.S. Treasury ObligationsFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000139587 | AssetNon-Agency Mortgage-Backed SecuritiesFR_07384M2C5
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000139587 | AssetLoan Participations and AssignmentsFR_75915TAK8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000139587 | AssetMunicipal Bonds & NotesFR_88880LAB9
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000139587 | AssetPreferred SecuritiesFR_ACI07BWB4
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000139587 | AssetShort-Term InstrumentsFR_958ZIAII6_0.010
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000026494 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000026494 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026494 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026494 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026494 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026494 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026494 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026494 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026494 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026494 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026494 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026494 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026494 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026494 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026494 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030987 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000030987 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030987 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030987 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030987 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030987 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030987 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030987 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030987 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030987 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030987 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030987 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030987 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030987 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030987 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030995 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000030995 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030995 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030995 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000030995 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030995 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030995 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030995 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030995 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030995 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030995 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030995 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030995 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030995 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000148732 | Other CountriesDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000148732 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_1.000
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148732 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000148732 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148732 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148732 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000148732 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000148732 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000148732 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148732 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000148732 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148732 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000148732 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000148732 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000148732 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026497 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026497 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026497 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(43.00%)
C000026497 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000026497 | CountryAssetShort-Term InstrumentsFR_987VCR007_1.960
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026497 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000026497 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026497 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000026497 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026497 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026497 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026497 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026497 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026497 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026497 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030988 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030988 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030988 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(43.00%)
C000030988 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030988 | CountryAssetShort-Term InstrumentsFR_987VCR007_1.960
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030988 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000030988 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030988 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030988 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030988 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030988 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030988 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030988 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030988 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030988 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030996 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030996 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030996 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(43.00%)
C000030996 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030996 | CountryAssetShort-Term InstrumentsFR_987VCR007_1.960
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030996 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000030996 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030996 | France
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030996 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030996 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030996 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030996 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030996 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030996 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030996 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000098620 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000098620 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000098620 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(52.40%)
C000098620 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000098620 | CountryAssetShort-Term InstrumentsFR_971NWA008_1.960
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098620 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000098620 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000098620 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000098620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000098620 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000098620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000098620 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000098620 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000098620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000098620 | China
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112709 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000112709 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000112709 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000112709 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112709 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112709 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112709 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | PIMCO StocksPLUS? Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112709 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112709 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112709 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000123329 | PIMCO Short-Term Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000123329 | PIMCO Total Return Fund IV
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000123329 | PIMCO StocksPLUS® International Fund (Unhedged)
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123329 | PIMCO Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123329 | PIMCO Investment Grade Credit Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123329 | PIMCO Real Return Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123329 | PIMCO RAE International Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO RAE PLUS EMG Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | PIMCO StocksPLUS? Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123329 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123329 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000123329 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000072063 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000072063 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072063 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000072063 | AssetU.S. Government AgenciesFR_01F062622
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000072063 | AssetAsset-Backed SecuritiesFR_14318UAD3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072063 | AssetU.S. Treasury ObligationsFR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000072063 | AssetCommon StocksFR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072063 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072063 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072063 | AssetU.S. Government Agencies_SSFR_01F020612_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000072063 | AssetShort-Term InstrumentsFR_912797SF5_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072063 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000072064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000072064 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000072064 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000072064 | AssetU.S. Government AgenciesFR_01F062622
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000072064 | AssetAsset-Backed SecuritiesFR_14318UAD3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000072064 | AssetU.S. Treasury ObligationsFR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000072064 | AssetCommon StocksFR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000072064 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000072064 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072064 | AssetU.S. Government Agencies_SSFR_01F020612_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000072064 | AssetShort-Term InstrumentsFR_912797SF5_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000072064 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000109755 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000109755 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109755 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000109755 | AssetU.S. Government AgenciesFR_01F062622
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000109755 | AssetAsset-Backed SecuritiesFR_14318UAD3
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000109755 | AssetU.S. Treasury ObligationsFR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000109755 | AssetCommon StocksFR_74736K101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109755 | AssetNon-Agency Mortgage-Backed SecuritiesFR_89171UAL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109755 | AssetCorporate Bonds & NotesFR_62548MAA8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109755 | AssetU.S. Government Agencies_SSFR_01F020612_GSC_S
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000109755 | AssetShort-Term InstrumentsFR_912797SF5_0.010_2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109755 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000026498 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026498 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000026498 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026498 | AssetCorporate Bonds & NotesFR_65343HAA9
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026498 | AssetLoan Participations and AssignmentsFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026498 | AssetU.S. Treasury ObligationsFR_91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026498 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026498 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126694S41
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026498 | AssetShort-Term InstrumentsFR_912797RH2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030989 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030989 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000030989 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030989 | AssetCorporate Bonds & NotesFR_65343HAA9
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000030989 | AssetLoan Participations and AssignmentsFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030989 | AssetU.S. Treasury ObligationsFR_91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030989 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030989 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126694S41
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030989 | AssetShort-Term InstrumentsFR_912797RH2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026499 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026499 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026499 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026499 | AssetCorporate Bonds & NotesFR_65343HAA9
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000026499 | AssetLoan Participations and AssignmentsFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000026499 | AssetU.S. Treasury ObligationsFR_91282CFM8
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026499 | AssetConvertible Bonds & NotesFR_BMVM6ZII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026499 | AssetNon-Agency Mortgage-Backed SecuritiesFR_126694S41
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026499 | AssetShort-Term InstrumentsFR_912797RH2_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.30%)
C000166584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166584 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166584 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000166584 | AssetAsset-Backed SecuritiesFR_03331VAA3
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000166584 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69384AAA6
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000166584 | AssetCorporate Bonds & NotesFR_639057AF5
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166584 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000166584 | AssetSovereign IssuesFR_929FKUII9
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166584 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166584 | AssetPreferred SecuritiesFR_BJBQCWII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetCommon StocksFR_L8176HAF7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166584 | AssetMunicipal Bonds & NotesFR_452152BM2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000166584 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166585 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.30%)
C000166585 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166585 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166585 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000166585 | AssetAsset-Backed SecuritiesFR_03331VAA3
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000166585 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69384AAA6
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000166585 | AssetCorporate Bonds & NotesFR_639057AF5
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166585 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000166585 | AssetSovereign IssuesFR_929FKUII9
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166585 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166585 | AssetPreferred SecuritiesFR_BJBQCWII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166585 | AssetCommon StocksFR_L8176HAF7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166585 | AssetMunicipal Bonds & NotesFR_452152BM2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000166585 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(61.30%)
C000166586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000166586 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166586 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000166586 | AssetAsset-Backed SecuritiesFR_03331VAA3
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000166586 | AssetNon-Agency Mortgage-Backed SecuritiesFR_69384AAA6
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000166586 | AssetCorporate Bonds & NotesFR_639057AF5
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000166586 | AssetU.S. Treasury ObligationsFR_91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000166586 | AssetSovereign IssuesFR_929FKUII9
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000166586 | AssetLoan Participations and AssignmentsFR_BA000QF60
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166586 | AssetPreferred SecuritiesFR_BJBQCWII7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166586 | AssetCommon StocksFR_L8176HAF7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000166586 | AssetMunicipal Bonds & NotesFR_452152BM2
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000166586 | AssetShort-Term InstrumentsFR_912797TJ6_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026495 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026495 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000026495 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000026495 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026495 | CountryAssetShort-Term InstrumentsFR_ACI2WXR79_0.000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026495 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000026495 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026495 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026495 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026495 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026495 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026495 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026495 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026495 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026495 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000139585 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000139585 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000139585 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000139585 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000139585 | CountryAssetShort-Term InstrumentsFR_ACI2WXR79_0.000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139585 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000139585 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139585 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000139585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000139585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000139585 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139585 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000139585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139585 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026496 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026496 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000026496 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(41.50%)
C000026496 | Other CountriesSouth Korea
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000026496 | CountryAssetShort-Term InstrumentsFR_ACI2WXR79_0.000
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026496 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.40%
C000026496 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026496 | France
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026496 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026496 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026496 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026496 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000026496 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026496 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026496 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028252 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028252 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028252 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000028252 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000028252 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028252 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000028252 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028252 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028252 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028252 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028252 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028252 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028252 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028252 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028252 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030991 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030991 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030991 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000030991 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030991 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030991 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000030991 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030991 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030991 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030991 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030991 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030991 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030991 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030991 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030991 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109754 | CountryAssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000109754 | Financial Derivative Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109754 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	(30.00%)
C000109754 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000109754 | CountryAssetShort-Term InstrumentsFR_958ZIBII4_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109754 | United States
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000109754 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000109754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000109754 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109754 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109754 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000109754 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000109754 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000109754 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000026500 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
C000026500 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026500 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026500 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026500 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026500 | AssetU.S. Treasury ObligationsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	131.70%
C000026500 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23307CAA3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026500 | AssetAsset-Backed SecuritiesFR_24703UAC7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081129 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
C000081129 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081129 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081129 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081129 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000081129 | AssetU.S. Treasury ObligationsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	131.70%
C000081129 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23307CAA3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081129 | AssetAsset-Backed SecuritiesFR_24703UAC7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(58.30%)
C000026501 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026501 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026501 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026501 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026501 | AssetU.S. Treasury ObligationsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	131.70%
C000026501 | AssetNon-Agency Mortgage-Backed SecuritiesFR_23307CAA3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026501 | AssetAsset-Backed SecuritiesFR_24703UAC7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026502 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
C000026502 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026502 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026502 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026502 | AssetU.S. Government AgenciesFR_31418E6Z8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026502 | AssetU.S. Treasury ObligationsFR_91282CHB0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026502 | AssetCorporate Bonds & NotesFR_17325FBF4
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026502 | AssetAsset-Backed SecuritiesFR_83207QAA7
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026502 | AssetNon-Agency Mortgage-Backed SecuritiesFR_63874AAA6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026502 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000030990 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
C000030990 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030990 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030990 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000030990 | AssetU.S. Government AgenciesFR_31418E6Z8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000030990 | AssetU.S. Treasury ObligationsFR_91282CHB0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030990 | AssetCorporate Bonds & NotesFR_17325FBF4
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030990 | AssetAsset-Backed SecuritiesFR_83207QAA7
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030990 | AssetNon-Agency Mortgage-Backed SecuritiesFR_63874AAA6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030990 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000026503 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.00%)
C000026503 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026503 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026503 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000026503 | AssetU.S. Government AgenciesFR_31418E6Z8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026503 | AssetU.S. Treasury ObligationsFR_91282CHB0
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026503 | AssetCorporate Bonds & NotesFR_17325FBF4
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026503 | AssetAsset-Backed SecuritiesFR_83207QAA7
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026503 | AssetNon-Agency Mortgage-Backed SecuritiesFR_63874AAA6
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026503 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000026482 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026482 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026482 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026482 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000026482 | AssetU.S. Treasury ObligationsFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000026482 | AssetU.S. Government AgenciesFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026482 | AssetAsset-Backed SecuritiesFR_ACI2S1SP3
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026482 | AssetSovereign IssuesFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026482 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026482 | AssetSale-Buyback Financing TransactionsFR_8W1R26AAJBC231N
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026482 | AssetShort-Term InstrumentsFR_912797SS7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000030983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000030983 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000030983 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030983 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000030983 | AssetU.S. Treasury ObligationsFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000030983 | AssetU.S. Government AgenciesFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030983 | AssetAsset-Backed SecuritiesFR_ACI2S1SP3
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030983 | AssetSovereign IssuesFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030983 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030983 | AssetSale-Buyback Financing TransactionsFR_8W1R26AAJBC231N
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030983 | AssetShort-Term InstrumentsFR_912797SS7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000026483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.10%)
C000026483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026483 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026483 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000026483 | AssetU.S. Treasury ObligationsFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000026483 | AssetU.S. Government AgenciesFR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026483 | AssetAsset-Backed SecuritiesFR_ACI2S1SP3
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000026483 | AssetSovereign IssuesFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026483 | AssetNon-Agency Mortgage-Backed SecuritiesFR_990ABJRT5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026483 | AssetSale-Buyback Financing TransactionsFR_8W1R26AAJBC231N
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026483 | AssetShort-Term InstrumentsFR_912797SS7_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000026484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000026484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026484 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026484 | AssetCorporate Bonds & NotesFR_80282KAZ9
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026484 | AssetU.S. Government AgenciesFR_38382Y5K5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000026484 | AssetAsset-Backed SecuritiesFR_29374LAB6
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026484 | AssetNon-Agency Mortgage-Backed SecuritiesFR_64830VAA1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026484 | AssetU.S. Treasury ObligationsFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026484 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026484 | AssetMunicipal Bonds & NotesFR_899062BQ5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026484 | AssetShort-Term InstrumentsFR_912797ST5_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000081128 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000081128 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081128 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000081128 | AssetCorporate Bonds & NotesFR_80282KAZ9
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000081128 | AssetU.S. Government AgenciesFR_38382Y5K5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000081128 | AssetAsset-Backed SecuritiesFR_29374LAB6
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000081128 | AssetNon-Agency Mortgage-Backed SecuritiesFR_64830VAA1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081128 | AssetU.S. Treasury ObligationsFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081128 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081128 | AssetMunicipal Bonds & NotesFR_899062BQ5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081128 | AssetShort-Term InstrumentsFR_912797ST5_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026485 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000026485 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026485 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026485 | AssetCorporate Bonds & NotesFR_80282KAZ9
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000026485 | AssetU.S. Government AgenciesFR_38382Y5K5
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000026485 | AssetAsset-Backed SecuritiesFR_29374LAB6
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000026485 | AssetNon-Agency Mortgage-Backed SecuritiesFR_64830VAA1
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026485 | AssetU.S. Treasury ObligationsFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026485 | AssetSovereign IssuesFR_26951TAA8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026485 | AssetMunicipal Bonds & NotesFR_899062BQ5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026485 | AssetShort-Term InstrumentsFR_912797ST5_0.010
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000026489 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)
C000026489 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026489 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026489 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026489 | AssetU.S. Government AgenciesFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000026489 | AssetCorporate Bonds & NotesFR_05571AAQ8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026489 | AssetU.S. Treasury ObligationsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026489 | AssetSovereign IssuesFR_ACI0C4L00
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026489 | AssetNon-Agency Mortgage-Backed SecuritiesFR_863579C63
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026489 | AssetAsset-Backed SecuritiesFR_35729PMF4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026489 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026489 | AssetMunicipal Bonds & NotesFR_88258MAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026489 | AssetCommon StocksFR_L26915121
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030985 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)
C000030985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030985 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030985 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030985 | AssetU.S. Government AgenciesFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000030985 | AssetCorporate Bonds & NotesFR_05571AAQ8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000030985 | AssetU.S. Treasury ObligationsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030985 | AssetSovereign IssuesFR_ACI0C4L00
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030985 | AssetNon-Agency Mortgage-Backed SecuritiesFR_863579C63
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030985 | AssetAsset-Backed SecuritiesFR_35729PMF4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030985 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030985 | AssetMunicipal Bonds & NotesFR_88258MAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030985 | AssetCommon StocksFR_L26915121
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026490 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.80%)
C000026490 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026490 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026490 | AssetShort-Term InstrumentsFR_060990009_3.790
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026490 | AssetU.S. Government AgenciesFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000026490 | AssetCorporate Bonds & NotesFR_05571AAQ8
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000026490 | AssetU.S. Treasury ObligationsFR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026490 | AssetSovereign IssuesFR_ACI0C4L00
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026490 | AssetNon-Agency Mortgage-Backed SecuritiesFR_863579C63
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026490 | AssetAsset-Backed SecuritiesFR_35729PMF4
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026490 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026490 | AssetMunicipal Bonds & NotesFR_88258MAA3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026490 | AssetCommon StocksFR_L26915121
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.